ASSETS CHARGED AS SECURITY FOR LIABILITIES AND COLLATERAL ACCEPTED AS SECURITY FOR ASSETS - Financial Assets Charged as Security Under On-Balance Sheet and Off-Balance (Details) - GBP (£)
£ in Millions
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Assets Pledged As Security [Line Items]
Notes issued as collateral	£ 2,990	£ 3,021
On-balance sheet:
Disclosure Of Assets Pledged As Security [Line Items]
Notes issued as collateral	48,849	55,319
On-balance sheet: | Cash and balances at central banks
Disclosure Of Assets Pledged As Security [Line Items]
Notes issued as collateral	1,440	1,580
On-balance sheet: | Loans and advances to banks
Disclosure Of Assets Pledged As Security [Line Items]
Notes issued as collateral	248	139
On-balance sheet: | Total loans and advances to customers | Securitisations and covered bonds
Disclosure Of Assets Pledged As Security [Line Items]
Notes issued as collateral	36,466	32,721
On-balance sheet: | Total loans and advances to customers | Loans and advances to customers - other
Disclosure Of Assets Pledged As Security [Line Items]
Notes issued as collateral	6,513	14,846
On-balance sheet: | Other financial assets at amortised cost
Disclosure Of Assets Pledged As Security [Line Items]
Notes issued as collateral	1,282	1,529
On-balance sheet: | Financial assets at fair value through other comprehensive income
Disclosure Of Assets Pledged As Security [Line Items]
Notes issued as collateral	2,900	4,504
Off-balance sheet
Disclosure Of Assets Pledged As Security [Line Items]
Notes issued as collateral	£ 9,719	£ 9,634